OMB APPROVAL
OMB Number:	3235-0582
Expires:	April 30, 2009
Estimated average burden hours per response. . . . . .	14.4

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10073

BBH Prime Institutional Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

40 Water Street
Boston, MA 2109-3661
(Address of principal executive offices)(Zip code)

Charles H. Schreiber, Principal Financial Officer
BBH Prime Institutional Money Market Fund, Inc.
40 Water Street
Boston, MA 02109
Mailing address:  140 Broadway, New York, NY 10005
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-625-5759

Date of reporting period:	7/1/2007 – 6/30/2008

BBH Prime Institutional Money Market Fund, Inc.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By	/s/ John A. Gehret
(Signature and Title)*	John A. Gehret
Principal Executive Officer

Date:	8/27/08

* Print the name and title of each signing officer under his or her signature.